Financial Instruments - Summary of Monetary Assets and Liabilities Denominated in Foreign Currency (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
In United States Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 6,366,932	$ 10,883,971
Financial assets	1,168,895	371,479
In Euros [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,636,418	3,820,520
Financial assets	20,122	2,429
In Reales [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	41
Financial assets	$ 4	$ 181